Contract Assets - Summary of Contract Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract assets [abstract]
Non current contract assets	₺ 67,054	₺ 110,890
Current contract assets	1,888,942	1,938,769
Contract assets	₺ 1,955,996	₺ 2,049,659